SELECTED STATEMENT OF OPERATIONS DATA (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected statement of operation [Line Items]
Revenues, Total	$ 18,480	$ 20,209	$ 18,913
United States [Member]
Selected statement of operation [Line Items]
Revenues, Total	11,809	10,882	9,405
United Kingdom [Member]
Selected statement of operation [Line Items]
Revenues, Total	1,221	668	403
Italy [Member]
Selected statement of operation [Line Items]
Revenues, Total	9	434	1,542
Rest Of Europe [Member]
Selected statement of operation [Line Items]
Revenues, Total	2,528	4,143	4,740
Israel [Member]
Selected statement of operation [Line Items]
Revenues, Total	1,768	3,045	1,551
Other Countries [Member]
Selected statement of operation [Line Items]
Revenues, Total	$ 1,145	$ 1,037	$ 1,272